CONDENSED CONSOLIDATED BALANCE SHEETS (Unaudited) (Q3) (Parenthetical) - $ / shares	Sep. 30, 2015	Sep. 06, 2015	Dec. 31, 2014	Dec. 31, 2013
STOCKHOLDERS' EQUITY
Preferred stock, par value (in dollars per share)	$ 0.001		$ 0.001	$ 0.001
Preferred stock, shares authorized (in shares)	20,000		20,000	20,000
Common Stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001	$ 0.001
Common Stock, shares authorized (in shares)	200,000,000		200,000,000	200,000,000
Common Stock, shares issued (in shares)	25,237,249		24,458,018	18,871,420
Common Stock, shares outstanding (in shares)	25,237,249		24,458,018	18,871,420
Series A Preferred Stock [Member]
STOCKHOLDERS' EQUITY
Shares designated to Series A (in shares)	1,000		1,000	1,000
Preferred stock, shares issued (in shares)	0		0	0
Preferred stock, shares outstanding (in shares)	0		0	0